Note 14 - Contingently Redeemable Noncontrolling Interests - Redeemable Noncontrolling Interests, Net of Issuance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 11,074	$ 5,454
Issuance		3,763
Accretion to redemption value	$ 800	$ 1,857	$ 258